Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Total asset increase (decrease)	$ 1,212	$ (2,467)	$ (2,308)
Liabilities:
Total liabilities increase (decrease)	(1,261)	(4,669)	3,354
Net increase (decrease)	2,473	2,202	(5,662)
Deferred income tax benefit	866	771	(1,982)
Net increase (decrease)	1,607	1,431	(3,680)
Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(1,259)	(4,669)	3,354
Unearned premiums
Liabilities:
Total liabilities increase (decrease)	(2)
DAC
Assets:
Total asset increase (decrease)	856	(1,920)	(1,743)
DSI
Assets:
Total asset increase (decrease)	$ 356	$ (547)	$ (565)